Income Taxes - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
U.S. federal income tax rate	21.00%	35.00%	35.00%
Deferred tax benefit due to revaluation of deferred tax assets		$ (197)
Provisional transition tax expense	$ 32	454
GILTI, percent	0.20%
Undistributed indefinitely reinvested earnings of certain foreign subsidiaries	$ 3,800
Unrecognized tax benefits	108	94	$ 71	$ 63
Unrecognized tax benefits that would impact effective tax rate	100	87	63
Maximum estimated income tax expense change in unrecognized tax benefit in the next 12 months	25
Interest expense for tax examination	1	3
Interest accrued for tax examination	$ 8	$ 8	$ 5